Portfolio of Investments
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	4.410%	8,000,000	7,580,416
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.212%	6,750,000	6,297,824
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	3.932%	14,725,000	14,016,227
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class B
02/17/2026	6.170%	4,128,866	4,131,102
LendingClub Receivables Trust(a),(c),(d)
Series 2020-JPSL Class R
02/15/2025	0.000%	100,000	1,774,000
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
12/15/2028	1.460%	8,750,000	8,541,476
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month USD LIBOR + 1.900% Floor 1.900% 10/21/2030	4.632%	17,075,000	16,266,704
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	10.009%	2,750,000	2,382,017
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.532%	7,000,000	6,721,050
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	2,246,074	2,202,327
Series 2021-1 Class B
11/15/2027	2.130%	8,846,354	8,374,764
Series 2021-2 Class NOTE
01/25/2029	3.000%	5,704,043	5,325,700
Series 2021-5 Class A
08/15/2029	1.530%	6,705,573	6,485,094
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	3,772,000	3,729,419
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	4,549,752	4,195,113
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	9,999,922	9,050,370
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	5,000,000	5,000,000
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	10.047%	3,000,000	2,757,933
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	4.262%	12,000,000	11,219,220
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	8.362%	7,000,000	6,286,749
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	6,290,861	5,550,106
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	4.112%	7,800,000	7,506,892
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.912%	6,500,000	6,265,194
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.490%	10,000,000	9,588,770
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,000,000	3,677,938
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	5,670,000	5,392,296
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	2,532,711	2,430,361
Columbia Quality Income Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST8 Class A
10/20/2029	1.750%	6,386,849	6,002,399
Series 2021-ST9 Class A
11/20/2029	1.700%	5,076,532	4,674,504
Upstart Securitization Trust(a)
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	4,000,000	3,812,736
Total Asset-Backed Securities — Non-Agency (Cost $200,529,455)			187,238,701

Commercial Mortgage-Backed Securities - Agency 2.9%

Federal National Mortgage Association(e)
Series 2017-M15 Class ATS2
11/25/2027	3.209%	14,162,649	13,761,766
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,895,926	17,188,398
FRESB Mortgage Trust(e)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	8,124,675	7,927,670
Government National Mortgage Association(e),(f)
Series 2019-102 Class IB
03/16/2060	0.828%	13,291,358	812,785
Series 2019-109 Class IO
04/16/2060	0.804%	24,623,079	1,485,781
Series 2019-118 Class IO
06/16/2061	0.821%	20,163,792	1,051,017
Series 2019-131 Class IO
07/16/2061	0.802%	25,597,323	1,510,693
Series 2019-134 Class IO
08/16/2061	0.652%	17,556,316	853,025
Series 2019-139 Class IO
11/16/2061	0.651%	20,210,445	988,303
Series 2020-19 Class IO
12/16/2061	0.698%	19,887,029	1,150,188
Series 2020-3 Class IO
02/16/2062	0.624%	19,732,627	1,029,193
Total Commercial Mortgage-Backed Securities - Agency (Cost $63,800,385)			47,758,819

Commercial Mortgage-Backed Securities - Non-Agency 8.6%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.641%	4,490,000	4,165,215
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.191%	6,500,000	6,248,640
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	4.161%	3,830,000	3,676,801
Series 2018-GW Class E
1-month USD LIBOR + 1.970% Floor 1.970% 05/15/2035	4.361%	7,000,000	6,667,818
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	2,450,000	2,020,030
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,320,000	4,479,453
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	8,179,518
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	2,916,873
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	4.249%	5,963,299	5,773,341
Hilton USA Trust(a),(e)
Series 2016-HHV Class D
11/05/2038	4.333%	8,395,000	7,569,053
Series 2016-HHV Class F
11/05/2038	4.333%	15,500,000	13,435,862
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	4,814,344
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	8,319,904
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,525,476	17,401,778
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2021-HTL5 Class D
1-month USD LIBOR + 2.515% Floor 2.515% 11/15/2038	4.906%	6,990,000	6,588,321
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.283%	5,500,000	4,992,990

2	Columbia Quality Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2019-SFR4 Class E
10/17/2036	3.435%	11,000,000	10,618,542
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	7,443,552
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	5,000,000	4,834,759
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,604,000	2,513,542
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	5.891%	6,225,000	5,939,506
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $146,068,934)			138,599,842

Residential Mortgage-Backed Securities - Agency 71.9%

Federal Home Loan Mortgage Corp.
10/01/2024- 06/01/2039	5.000%	2,583,603	2,702,159
06/01/2030	5.500%	1,700,148	1,743,405
05/01/2036	2.000%	6,608,511	6,105,727
08/01/2041	4.500%	1,904,995	1,944,356
03/01/2042- 11/01/2046	3.500%	31,281,606	30,555,133
11/01/2043- 08/01/2052	3.000%	42,125,290	39,521,905
08/01/2044- 07/01/2052	4.000%	42,512,049	42,137,678
02/01/2051	2.500%	24,329,992	21,950,745
Federal Home Loan Mortgage Corp.(g)
06/01/2044	3.500%	5,511,788	5,380,315
Federal Home Loan Mortgage Corp.(h)
10/01/2051	2.500%	12,054,940	10,826,357
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	3.559%	3,582,178	374,592
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.559%	5,300,205	633,172
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.509%	2,218,205	329,372
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	3.559%	4,632,767	639,366
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	0.367%	4,499,718	199,221
CMO Series 4935 Class JS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/25/2049	3.606%	8,525,239	1,228,789
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	3.406%	6,070,130	722,661
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	3.636%	13,048,479	2,197,527
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	3.606%	16,421,928	2,881,922
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.579%	4,989,477	585,700
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	3.609%	1,791,593	208,333
Federal Home Loan Mortgage Corp.(f)
CMO Series 304 Class C69
12/15/2042	4.000%	1,443,940	282,082
CMO Series 4122 Class JI
12/15/2040	4.000%	211,518	3,253
CMO Series 4139 Class CI
05/15/2042	3.500%	2,239,758	222,744
CMO Series 4147 Class CI
01/15/2041	3.500%	1,340,021	68,730
CMO Series 4148 Class BI
02/15/2041	4.000%	62,441	298
CMO Series 4177 Class IY
03/15/2043	4.000%	3,906,205	646,190

Columbia Quality Income Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4215 Class IL
07/15/2041	3.500%	412,941	20,086
Federal Home Loan Mortgage Corp.(e),(f)
CMO Series 4068 Class GI
09/15/2036	0.265%	3,163,738	142,650
CMO Series 4107 Class KS
06/15/2038	0.674%	2,869,819	94,342
Federal Home Loan Mortgage Corp. REMICS(f)
CMO Series 5105 Class ID
05/25/2051	3.000%	21,651,665	4,221,038
Federal National Mortgage Association
11/01/2022- 07/01/2023	6.000%	17,041	17,099
11/01/2034- 07/01/2048	3.500%	54,417,658	53,289,078
02/01/2035- 12/01/2040	5.000%	10,934,522	11,423,503
03/01/2036- 08/01/2041	4.500%	9,048,019	9,243,857
06/01/2036- 05/01/2051	2.000%	119,854,935	104,453,456
09/01/2036	6.500%	1,483,386	1,600,420
04/01/2037- 05/01/2051	2.500%	65,947,682	60,619,198
02/01/2041- 08/01/2052	4.000%	50,002,945	49,723,597
11/01/2046- 11/01/2050	3.000%	101,601,510	95,627,799
CMO Series 2017-72 Class B
09/25/2047	3.000%	5,505,925	5,199,979
Federal National Mortgage Association(g)
05/01/2051	2.000%	58,091,341	50,341,035
Federal National Mortgage Association(b),(f)
CMO Series 2005-74 Class NI
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 05/25/2035	3.636%	6,074,537	250,600
CMO Series 2007-54 Class DI
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2037	3.656%	4,889,367	598,106
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	3.841%	1,355,156	40,605
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.706%	7,785,675	1,107,611
CMO Series 2016-101 Class SK
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2047	3.506%	15,735,515	2,267,448
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	3.406%	10,025,400	1,449,403
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.556%	14,257,515	2,054,852
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	3.556%	11,641,990	1,616,985
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.706%	9,784,114	1,341,521
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	1.506%	31,238,435	2,161,762
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	3.706%	7,388,591	977,294
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.606%	20,583,220	2,633,308
CMO Series 2019-57 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	3.606%	12,142,921	1,532,363

4	Columbia Quality Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-77 Class SP
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2050	3.506%	16,092,174	2,284,957
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	3.636%	17,820,488	3,119,296
Federal National Mortgage Association(e),(f)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	3,187,535	32
Federal National Mortgage Association(f)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	1,743,115	86,762
CMO Series 2012-133 Class EI
07/25/2031	3.500%	526,486	13,787
CMO Series 2012-134 Class AI
07/25/2040	3.500%	957,293	24,638
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,044,017	219,683
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,820,005	255,394
CMO Series 2013-1 Class BI
02/25/2040	3.500%	40,232	73
CMO Series 2013-16
01/25/2040	3.500%	1,774,373	77,441
CMO Series 2013-41 Class IY
05/25/2040	3.500%	253,645	943
CMO Series 2013-6 Class MI
02/25/2040	3.500%	253,959	1,341
CMO Series 2020-55 Class MI
08/25/2050	2.500%	20,634,477	3,264,116
CMO Series 417 Class C4
02/25/2043	3.500%	7,110,613	1,404,353
Federal National Mortgage Association REMICS(f)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	15,738,830	2,917,334
CMO Series 2021-54 Class LI
04/25/2049	2.500%	22,727,181	3,141,481
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	143,464	149,888
01/15/2039- 08/20/2040	5.000%	4,989,883	5,206,135
04/20/2051- 05/20/2051	2.500%	81,524,792	73,490,984
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g)
04/20/2048	4.500%	8,011,403	8,100,845
Government National Mortgage Association(f)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	3,242,532	521,413
CMO Series 2012-129 Class AI
08/20/2037	3.000%	1,044,354	19,419
CMO Series 2014-131 Class EI
09/16/2039	4.000%	5,601,257	521,409
CMO Series 2015-175 Class AI
10/16/2038	3.500%	12,774,042	1,292,838
CMO Series 2019-129 Class AI
10/20/2049	3.500%	23,923,307	3,932,939
CMO Series 2020-129 Class YI
09/20/2050	2.500%	26,298,081	3,506,615
CMO Series 2020-138 Class IN
09/20/2050	2.500%	13,666,813	2,084,885
CMO Series 2020-138 Class JI
09/20/2050	2.500%	31,148,736	4,584,792
CMO Series 2020-142 Class GI
09/20/2050	3.000%	9,795,330	1,396,008
CMO Series 2020-175 Class KI
11/20/2050	2.500%	21,860,698	3,040,913
CMO Series 2020-185 Class KI
12/20/2050	2.500%	35,932,032	4,582,319
CMO Series 2020-191 Class TI
12/20/2050	2.500%	10,619,770	1,359,100
CMO Series 2020-191 Class UC
12/20/2050	4.000%	19,407,683	3,079,966
CMO Series 2021-1 Class IB
01/20/2051	2.500%	22,352,039	2,925,913
CMO Series 2021-111 Class AI
06/20/2051	2.500%	20,580,094	2,782,408
CMO Series 2021-119 Class LI
07/20/2051	3.000%	23,156,367	3,790,141
CMO Series 2021-122 Class HI
11/20/2050	2.500%	19,241,134	2,755,130
CMO Series 2021-142 Class IX
08/20/2051	2.500%	25,726,896	3,747,781
CMO Series 2021-146 Class IK
08/20/2051	3.500%	23,935,306	4,071,587
CMO Series 2021-158 Class IO
09/20/2051	3.000%	17,209,148	2,638,718
CMO Series 2021-158 Class VI
09/20/2051	3.000%	19,216,511	3,117,804

Columbia Quality Income Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-159 Class IP
09/20/2051	3.000%	14,989,107	2,302,847
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	25,947,120	4,024,103
CMO Series 2021-27 Class IN
02/20/2051	2.500%	13,625,481	1,791,937
CMO Series 2021-67 Class GI
04/20/2051	3.000%	22,466,720	3,381,342
CMO Series 2021-8 Class IO
01/20/2051	3.000%	40,730,970	6,170,339
CMO Series 2021-9 Class MI
01/20/2051	2.500%	24,727,695	3,235,503
Government National Mortgage Association(b),(f)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	3.813%	10,433,243	1,802,294
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	3.832%	7,248,561	840,575
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	3.832%	8,915,485	1,044,875
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	3.832%	6,681,458	698,105
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.782%	4,196,349	466,414
CMO Series 2018-147 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	3.832%	11,047,939	1,285,359
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.782%	8,721,111	938,752
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	3.832%	7,957,738	958,054
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	3.832%	5,100,710	562,723
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	3.832%	5,699,906	639,802
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.832%	7,905,645	963,502
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	3.832%	6,833,447	733,225
CMO Series 2019-119 Class GS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	3.732%	8,354,688	876,902
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	1.032%	20,182,497	806,004
CMO Series 2019-21 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.682%	7,693,661	758,530
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.682%	7,438,831	1,067,999
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	3.732%	14,246,444	1,514,958

6	Columbia Quality Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	3.663%	16,226,134	3,251,342
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	3.732%	18,620,132	2,435,050
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	3.832%	13,780,046	1,847,037
CMO Series 2020-125 Class AS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	3.882%	21,257,605	2,862,944
CMO Series 2020-125 Class SD
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	3.882%	15,059,886	2,074,078
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	168,220,199	971,253
Government National Mortgage Association TBA(i)
09/21/2052	3.000%	47,000,000	44,161,640
Uniform Mortgage-Backed Security TBA(i)
09/19/2037- 09/14/2052	3.000%	113,000,000	106,258,476
09/14/2052	3.500%	87,500,000	83,527,972
09/14/2052	4.000%	30,000,000	29,325,000
09/14/2052	4.500%	35,000,000	34,848,150
09/14/2052	5.000%	17,000,000	17,179,107
Total Residential Mortgage-Backed Securities - Agency (Cost $1,275,097,673)			1,163,258,501

Residential Mortgage-Backed Securities - Non-Agency 19.0%

Ajax Mortgage Loan Trust(a),(e)
CMO Series 2021-B Class A
06/25/2066	2.239%	5,697,902	5,291,773
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	4.194%	821,564	821,029
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	4.394%	6,299,000	6,248,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	4.944%	5,000,000	5,013,151
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	10,000,000	10,000,000
BVRT Financing Trust(a),(b),(d),(j)
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	10,238,902	10,006,991
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.194%	13,000,000	12,777,033
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	8,246,687	7,842,415
CIM Trust(a),(e)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	4,597,043	4,336,248
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	3,725,236	3,468,963
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2009-11 Class 1A2
02/25/2037	2.448%	297,787	283,648
CMO Series 2014-A Class B2
01/25/2035	5.492%	885,904	856,269
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,415,155	3,279,712
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	4.594%	3,218,995	3,170,178
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	4.494%	2,802,663	2,746,200
CMO Series 2022-R02 Class 2M2
30-day Average SOFR + 3.000% 01/25/2042	5.183%	10,000,000	9,600,961
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	6.794%	11,290,000	11,535,223

Columbia Quality Income Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	8.183%	7,000,000	6,241,568
CSMC Trust(a),(e)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	3,682,152	3,505,964
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	7.683%	7,000,000	5,991,481
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	4.783%	8,008,581	8,066,325
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	6.933%	7,500,000	7,128,316
GCAT LLC(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,847,370	2,722,979
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	7,277,277	7,031,669
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	8,664,154	7,471,186
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,536,671	4,226,534
Loan Revolving Advance Investment Trust(a),(b),(d),(j)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	4.721%	14,800,000	14,800,000
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	5,362,588	5,262,877
New Residential Mortgage Loan Trust(a),(e),(f)
CMO Series 2014-1A Class AIO
01/25/2054	2.290%	10,114,649	462,649
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	5,752,454	5,298,606
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.243%	2,069,988	2,025,251
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.294%	26,500,000	26,226,968
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.094%	26,500,000	25,853,355
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	7,882,447	7,496,232
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	9,027,147	8,590,345
CMO Series 2021-3 Class A1
04/25/2026	1.867%	6,193,014	5,825,923
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,290,280	3,966,832
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	3.894%	7,400,000	7,356,677
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	3.364%	2,539,119	2,523,450
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	2,488,273	2,455,996
SG Residential Mortgage Trust(a),(e)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	4,096,664
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	7,744,160	7,146,306
Stonnington Mortgage Trust(a),(d),(e),(j)
CMO Series 2020-1 Class A
07/28/2024	3.500%	1,768,647	1,768,647
Toorak Mortgage Corp., Ltd.(a),(d),(e),(j)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	7,000,000	6,895,000
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	5.044%	10,000,000	9,923,604

8	Columbia Quality Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vendee Mortgage Trust(e),(f)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	467,239	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	537,865	1
Verus Securitization Trust(a),(e)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	6,293,903
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	3,060,860	2,859,654
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $315,352,397)			306,792,756
Options Purchased Calls 1.1%
Value ($)
(Cost $25,214,180)	18,014,707

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(k),(l)	85,387,920	85,345,226
Total Money Market Funds (Cost $85,344,580)		85,345,226
Total Investments in Securities (Cost: $2,111,407,604)		1,947,008,552
Other Assets & Liabilities, Net		(329,237,485)
Net Assets		1,617,771,067

At August 31, 2022, securities and/or cash totaling $26,647,550 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,915	12/2022	USD	340,781,719	—	(999,400)
U.S. Treasury 5-Year Note	258	12/2022	USD	28,591,641	—	(127,449)
U.S. Ultra Treasury Bond	185	12/2022	USD	27,657,500	—	(22,624)
Total					—	(1,149,473)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Eurodollar 90-Day	(700)	03/2023	USD	(167,772,500)	461,862	—
U.S. Long Bond	(18)	12/2022	USD	(2,445,188)	19,789	—
Total					481,651	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	45,560,000	45,560,000	2.25	04/27/2023	1,093,440	501,370
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	91,220,000	91,220,000	2.50	05/12/2023	2,727,478	1,604,688
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	88,500,000	88,500,000	2.90	06/21/2023	2,880,675	3,013,248
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	90,000,000	90,000,000	2.75	06/26/2023	2,922,750	2,533,401
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	33,990,000	33,990,000	2.75	07/11/2023	1,189,650	983,518
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	2.00	08/03/2023	2,527,500	1,552,950
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	129,000,000	129,000,000	2.70	08/23/2023	4,669,800	3,782,732
10-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SOFR	JPMorgan	USD	130,000,000	130,000,000	2.25	05/26/2023	2,600,000	1,612,767
Columbia Quality Income Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	75,000,000	75,000,000	2.25	04/27/2023	1,788,750	825,345
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	91,220,000	91,220,000	2.50	05/12/2023	2,814,137	1,604,688
Total							25,214,180	18,014,707

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(120,000,000)	(120,000,000)	3.00	11/30/2022	(2,160,000)	(2,160,000)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.694	USD	10,000,000	(1,553,125)	5,833	—	(1,851,805)	304,513	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	7.694	USD	10,000,000	(1,553,125)	5,833	—	(1,207,840)	—	(339,452)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.694	USD	10,000,000	(1,553,125)	5,833	—	(1,707,534)	160,242	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	20,000,000	(3,106,250)	11,667	—	(3,734,992)	640,409	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	5,000,000	(776,562)	2,917	—	(813,084)	39,439	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.694	USD	10,000,000	(1,553,125)	5,833	—	(1,571,431)	24,139	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.911	USD	16,000,000	(1,887,501)	9,334	—	(3,035,514)	1,157,347	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	23.008	USD	5,000,000	(982,031)	2,917	—	(270,961)	—	(708,153)
Total								(12,964,844)	50,167	—	(14,193,161)	2,326,089	(1,047,605)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
10	Columbia Quality Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2022, the total value of these securities amounted to $632,631,298, which represents 39.11% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2022.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2022 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2022.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2022, the total value of these securities amounted to $33,470,638, which represents 2.07% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	50,324,422	307,907,489	(272,887,331)	646	85,345,226	17,731	422,008	85,387,920
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Quality Income Fund | First Quarter Report 2022	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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